Financial risk management and impairment of financial assets (Tables)	6 Months Ended
Jun. 30, 2024
Financial risk management and impairment of financial assets
Summary of maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
30 June 2024	£ 000	£ 000	£ 000	£ 000
Trade and other payables	16,919	3,955	—	20,874
Lease liabilities	558	1,225	523	2,306
Convertible senior secured notes	—	197,101	—	197,101
	17,477	202,281	523	220,281

31 December 2023
Trade and other payables	16,868	3,922	—	20,790
Lease liabilities	643	1,387	590	2,620
Convertible senior secured notes	—	187,061	—	187,061
	17,511	192,370	590	210,470